Basis of preparation of the financial statements (Tables)	9 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Summary of direct and indirect interests of Company
There were no changes since December 31, 2019 in the accounting practices adopted for consolidation of the Company’s direct and indirect interests in its subsidiaries for the purposes of these unaudited interim condensed consolidated financial statements, except for the following items:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	September 30, 2020	December 31, 2019
Indirectly controlled
XP Allocation Asset Management Ltda. (ii)	Brazil	Asset management	99.97%	—
Track Índices Consultoria Ltda. (ii)	Brazil	Index Provider	100.00%	—
XP Eventos Ltda. (ii)	Brazil	Media and Events	99.00%	—
Carteira Online Controle de Investimentos Ltda.-ME (iii)	Brazil	Investment consolidation platform	99.99%	—
Antecipa S.A. (iii)	Brazil	Receivables Financing Market	100.00%	—

Consolidated investments funds
NIMROD Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (ii)	Brazil	Investment fund	100.00%	—
XP High Yield Fund SP (ii)	Cayman	Investment fund	100.00%	—
XP International Fund SPC (ii)	Cayman	Investment fund	100.00%	—
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (iv)	Brazil	Investment fund	—	100.00%
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (iv)	Brazil	Investment fund	—	100.00%

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	New subsidiaries and investment funds commenced operations in the period.
(iii) New subsidiaries acquired in the period.
(iv) Investiments funds closed during the period.